Offerings	Oct. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)  Represents the Transaction Valuation reported in the Filing Fee Exhibit filed with the Tender Offer Statement on Schedule TO filed by BIP Ventures Evergreen BDC with the Securities and Exchange Commission on July 20, 2026 (the “Schedule TO”). As disclosed therein, such amount was estimated solely for purposes of calculating the amount of the filing fee, in accordance with Rule 0-11(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and was based upon the aggregate maximum purchase price payable for Shares pursuant to the Offer, calculated as 245,851 Shares multiplied by $34.61, the net asset value per Share as of June 30, 2026.

(2)  The amount of the filing fee was calculated at a rate of $138.10 per $1,000,000 of Transaction Valuation, in accordance with Rule 0-11 under the Exchange Act, and the Commission’s Fee Rate Advisory #1 for Fiscal Year 2026. An aggregate filing fee of $1,175.08 was paid with the filing of the Schedule TO on July 20, 2026.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 8,508,903.11
Amount of Registration Fee	$ 1,175.08
Offering Note

(1)  Represents the Transaction Valuation reported in the Filing Fee Exhibit filed with the Tender Offer Statement on Schedule TO filed by BIP Ventures Evergreen BDC with the Securities and Exchange Commission on July 20, 2026 (the “Schedule TO”). As disclosed therein, such amount was estimated solely for purposes of calculating the amount of the filing fee, in accordance with Rule 0-11(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and was based upon the aggregate maximum purchase price payable for Shares pursuant to the Offer, calculated as 245,851 Shares multiplied by $34.61, the net asset value per Share as of June 30, 2026.

(2)  The amount of the filing fee was calculated at a rate of $138.10 per $1,000,000 of Transaction Valuation, in accordance with Rule 0-11 under the Exchange Act, and the Commission’s Fee Rate Advisory #1 for Fiscal Year 2026. An aggregate filing fee of $1,175.08 was paid with the filing of the Schedule TO on July 20, 2026.